Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Ordinary Shares Perviously Reported Class A	Ordinary Shares Retroactive application of Business Combination Class A	Ordinary Shares Class A	Additional Paid- In Capital Perviously Reported	Additional Paid- In Capital Retroactive application of Business Combination	Additional Paid- In Capital	Accumulated Deficit Perviously Reported	Accumulated Deficit Retroactive application of Business Combination	Accumulated Deficit	Subscription Receivable Perviously Reported	Subscription Receivable Retroactive application of Business Combination	Subscription Receivable	Other Comprehensive Income Perviously Reported	Other Comprehensive Income Retroactive application of Business Combination	Other Comprehensive Income	Perviously Reported	Retroactive application of Business Combination	Total
Balance at Nov. 09, 2023
Balance (in Shares) at Nov. 09, 2023
Issuance of ordinary shares			$ 899			(899)
Issuance of ordinary shares (in Shares)			8,990,123
Net loss									(334,678)									(334,678)
Balance at Dec. 31, 2023		$ 899	$ 899		(899)	(899)	(334,678)		(334,678)							(334,678)		(334,678)
Balance (in Shares) at Dec. 31, 2023	100,000,000	(91,009,887)	8,990,123
Issuance of ordinary shares			$ 77			3,628,114												3,628,191
Issuance of ordinary shares (in Shares)			772,305
Issuance of ordinary shares for services			$ 2			89,747												89,749
Issuance of ordinary shares for services (in Shares)			13,993
Currency translation adjustment															(42,551)			(42,551)
Net loss									(11,637,637)									(11,637,637)
Balance at Dec. 31, 2024		$ 978	$ 978	3,717,940	(978)	3,716,962	(11,972,315)		(11,972,315)				(42,551)		(42,551)	(8,296,926)		(8,296,926)
Balance (in Shares) at Dec. 31, 2024	108,746,245	(98,969,824)	9,776,421
Issuance of ordinary shares			$ 111			4,851,112						(1,980,727)						2,870,496
Issuance of ordinary shares (in Shares)			1,117,798
Conversion of convertible notes			$ 56			2,472,792												2,472,848
Conversion of convertible notes (in Shares)			555,781
Issuance of ordinary shares for services			$ 43			362,050												362,093
Issuance of ordinary shares for services (in Shares)			432,891
Issuance of shares in business combination			$ 875			(4,001,448)												(4,000,573)
Issuance of shares in business combination (in Shares)			8,750,186
Conversion of preference shares			$ 1,219			(1,219)
Conversion of preference shares (in Shares)			12,185,000
Currency translation adjustment															258,986			258,986
Net loss									(7,835,939)									(7,835,939)
Balance at Jun. 30, 2025			$ 3,282			7,400,249			(19,808,254)			(1,980,727)			216,435			(14,169,015)
Balance (in Shares) at Jun. 30, 2025			32,818,077
Balance at Dec. 31, 2024		$ 978	$ 978	3,717,940	$ (978)	3,716,962	(11,972,315)		(11,972,315)				(42,551)		(42,551)	(8,296,926)		(8,296,926)
Balance (in Shares) at Dec. 31, 2024	108,746,245	(98,969,824)	9,776,421
Issuance of ordinary shares	$ 189			6,754,154						(2,480,727)						4,273,616
Issuance of ordinary shares (in Shares)	1,903,848
Conversion of convertible notes	$ 112			7,527,040												7,527,152
Conversion of convertible notes (in Shares)	1,114,074
Issuance of ordinary shares for services	$ 95			1,700,769												1,700,864
Issuance of ordinary shares for services (in Shares)	947,963
Issuance of equity treated warrants				799,888												799,888
Ordinary share purchase receivable				(576,000)												(576,000)
Issuance of shares in business combination	$ 875			(4,001,448)												(4,000,573)
Issuance of shares in business combination (in Shares)	8,750,186
Conversion of preference shares	$ 1,219			(1,219)
Conversion of preference shares (in Shares)	12,185,000
Sale of shares held by subsidiary to a related party				114,685												114,685
Currency translation adjustment													206,070			206,070
Net loss							(21,909,914)									(21,909,914)		(21,909,914)
Balance at Dec. 31, 2025	$ 3,468		$ 3,468	$ 16,034,831		16,034,831	$ (33,882,229)		(33,882,229)	$ (2,480,727)		(2,480,727)	$ 163,519		163,519	$ (20,161,138)		(20,161,138)
Balance (in Shares) at Dec. 31, 2025	34,677,492		34,677,492
Issuance of ordinary shares			$ 205			657,517												657,722
Issuance of ordinary shares (in Shares)			2,049,784
Conversion of convertible notes			$ 384			4,925,287												4,925,671
Conversion of convertible notes (in Shares)			3,847,058
Conversion of warrants			$ 28			(28)
Conversion of warrants (in Shares)			279,889
Issuance of ordinary shares for services			$ 245			472,925												473,170
Issuance of ordinary shares for services (in Shares)			2,447,500
Issuance of equity treated warrants						149,695												149,695
Currency translation adjustment															(131,878)			(131,878)
Net loss									(8,775,295)									(8,775,295)
Balance at Jun. 30, 2026			$ 4,330			$ 22,240,227			$ (42,657,524)			$ (2,480,727)			$ 31,641			$ (22,862,053)
Balance (in Shares) at Jun. 30, 2026			43,301,723